CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAD) In Millions, except Per Share data, unless otherwise specified	Total	Total Enbridge Inc. shareholders' equity	Preference shares (Note 8)	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 9)	Reciprocal shareholding	Noncontrolling interests	Comprehensive income/(loss)
Balance at Dec. 31, 2011			1,056	3,969	242	3,642	(1,496)	(187)	3,141
Increase (Decrease) in Stockholders' Equity
Shares issued			1,428	388
Dividend reinvestment and share purchase plan				138
Stock-based compensation					17
Options exercised				35	(6)
Issuance of treasury stock					236			61
Dilution gains and other					(20)
Earnings attributable to Enbridge Inc.	307					307
Preference share dividends						(38)
Common share dividends declared						(438)
Dividends paid to reciprocal shareholder						5
Redemption value adjustment attributable to redeemable noncontrolling interests						(78)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							(91)
Earnings/(loss) attributable to noncontrolling interests									124	124
Change in unrealized gains/(loss) on cash flow hedges									(12)	(12)
Change in foreign currency translation adjustment									4	4
Reclassification to earnings of realized cash flow hedges									17	17
Reclassification to earnings of unrealized cash flow hedges									(4)	(4)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									5	5
Comprehensive income attributable to noncontrolling interests									129	129
Contributions									3
Distributions									(205)
Acquisitions									(25)
Other									(4)
Dividends paid per common share (in canadian dollars per share)	0.565
Balance at Jun. 30, 2012	12,209	9,170	2,484	4,530	469	3,400	(1,587)	(126)	3,039
Balance at Dec. 31, 2012	13,504	0	3,707	4,732	522	3,173	(1,762)	(126)	3,258
Increase (Decrease) in Stockholders' Equity
Shares issued			992	586
Dividend reinvestment and share purchase plan				176
Stock-based compensation					19
Options exercised				51	(13)
Issuance of treasury stock					208			40
Dilution gains and other					4
Earnings attributable to Enbridge Inc.	374					374
Preference share dividends						(82)
Common share dividends declared						(513)
Dividends paid to reciprocal shareholder						9
Redemption value adjustment attributable to redeemable noncontrolling interests						(37)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							794
Earnings/(loss) attributable to noncontrolling interests									(51)	(51)
Change in unrealized gains/(loss) on cash flow hedges									132	132
Change in foreign currency translation adjustment									172	172
Reclassification to earnings of realized cash flow hedges									13	13
Reclassification to earnings of unrealized cash flow hedges									(2)	(2)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									315	315
Comprehensive income attributable to noncontrolling interests									264	264
Contributions									280
Distributions									(228)
Other									9
Dividends paid per common share (in canadian dollars per share)	0.630
Balance at Jun. 30, 2013	16,437	12,854	4,699	5,545	740	2,924	(968)	(86)	3,583